Related Party Transactions - Narrative (Detail)				1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 14, 2020 USD ($)	Oct. 02, 2020 USD ($) shares	Mar. 28, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2017 USD ($) shares	Sep. 30, 2017 USD ($) shares	Dec. 25, 2020 USD ($)	Dec. 27, 2019 USD ($)	Dec. 25, 2020 USD ($)	Dec. 27, 2019 USD ($)	Mar. 27, 2020 USD ($) Note LettersOfCredit	Mar. 29, 2019 USD ($)	Dec. 25, 2019 USD ($)	Jun. 30, 2018 USD ($)	May 31, 2018 USD ($)
Related Party Transaction [Line Items]
Total net sales							$ 164,449,000	$ 159,802,000	$ 416,099,000	$ 475,485,000	$ 650,089,000	$ 724,311,000
Trade accounts receivable from related party							19,778,000		19,778,000		30,293,000	6,879,000
Amounts due to related party							2,078,000		2,078,000		4,494,000	4,941,000
Promissory notes outstanding												30,000,000
Related party notes payable, less current portion											17,700,000	14,700,000
Current portion of related party debt											$ 25,000,000	13,000,000
Long-term maturity dates											Mar. 14, 2025
Accounts payable							20,262,000		20,262,000		$ 20,762,000	24,189,000
Trade accounts receivable, net							67,334,000		67,334,000		59,457,000	76,444,000
Paid fees							300,000		900,000
Received fees							300,000	300,000	900,000	900,000
Cost of goods sold							90,024,000	98,277,000	224,203,000	285,967,000	388,813,000	404,491,000
Common Class L
Related Party Transaction [Line Items]
Repurchase of stock | shares		1,997
Purchase price		$ 408,000
Consolidation, Eliminations [Member]
Related Party Transaction [Line Items]
Accounts payable			$ 1,198,000
Trade accounts receivable, net			$ 3,368,000				3,368,000		3,368,000				$ 2,528,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations
Related Party Transaction [Line Items]
Stated interest rate			2.70%
Interest paid	$ 762,000
Related party debt			$ 66,377,000
Noncash or part noncash divestiture, amount of consideration received											$ 42,700,000
Forgiveness of the fair value			15,000,000
Repayments of related party notes receivable	$ 51,377,000
Sanken
Related Party Transaction [Line Items]
Related party debt			$ 42,700,000
Ownership percentage by majority shareholder			70.00%
Forgiveness of the fair value			$ 15,000,000
Sanken | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Related Party Transaction [Line Items]
Ownership percentage by majority shareholder											70.00%
Sanken
Related Party Transaction [Line Items]
Trade accounts receivable from related party							17,250,000		17,250,000		$ 30,293,000	6,879,000
Other accounts receivable from related party							374,000		374,000		558,000	473,000
Purchases from related party								7,356,000		23,835,000	31,917,000	32,732,000
Amounts due to related party											4,494,000	4,941,000
Reimbursement of development costs							0	360,000	0	1,080,000	1,440,000	1,440,000
Promissory notes outstanding				$ 30,000,000
Stated interest rate				2.52%
Interest income										55,000	$ 55,000	0
Number of notes payable | Note											3
Related party notes payable, less current portion											$ 17,700,000	14,700,000
Number of line-of-credit agreements | LettersOfCredit											2
Current portion of related party debt											$ 25,000,000	3,000,000
Basis spread on variable rate											1.00%
Interest expense								334,000		1,129,000	$ 1,444,000	1,666,000
Interest paid								81,000		835,000	1,538,000	1,664,000
Related party debt											17,700,000	17,700,000
Aggregate sublease payments											200,000	200,000
Sanken | Line of Credit
Related Party Transaction [Line Items]
Related party notes payable, less current portion												15,000,000
Current portion of related party debt											25,000,000	10,000,000
Related party debt												25,000,000
Director
Related Party Transaction [Line Items]
Monthly fee payable														$ 19,000	$ 30,000
Signing fee					$ 54,000	$ 54,000
Severance payment if terminated					$ 180,000	$ 180,000
Accelerated vesting, acceleration period					6 months	6 months
Related party transaction amounts									262,000	270,000	494,000	360,000
Director | Common Class L
Related Party Transaction [Line Items]
Shares granted (in shares) | shares					12,000	12,000,000
Director | Previously Reported
Related Party Transaction [Line Items]
Monthly fee payable														$ 18,750
Directors and executive officers
Related Party Transaction [Line Items]
Related party debt											506,000	506,000
Equity Method Investee [Member]
Related Party Transaction [Line Items]
Purchases from related party							11,558,000		33,448,000
Amounts due to related party							2,078,000		2,078,000
Equity Method Investee [Member] | Price Support Payment
Related Party Transaction [Line Items]
Purchases from related party							1,500,000		5,000,000
Equity Method Investee [Member] | Consolidation, Eliminations [Member]
Related Party Transaction [Line Items]
Cost of goods sold							1,157,000		1,198,000
Discrete Technology Development Agreements [Member]
Related Party Transaction [Line Items]
Paid fees							0	0	0	0
Related Party Revenue
Related Party Transaction [Line Items]
Total net sales							26,439,000	16,535,000	72,570,000	49,327,000	184,557,000	191,372,000
Related Party Revenue | Sanken
Related Party Transaction [Line Items]
Total net sales							$ 26,439,000	16,535,000	$ 72,570,000	49,327,000	184,557,000	191,372,000
Distribution of Sanken products
Related Party Transaction [Line Items]
Total net sales								7,666,000		26,688,000	35,421,000
Distribution of Sanken products | Sanken
Related Party Transaction [Line Items]
Total net sales								$ 7,666,000		$ 26,688,000	$ 35,421,000	$ 37,871,000